EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Property and equipment

Property and equipment as of June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Property and equipment, at cost	206,006	88,758
Accumulated depreciation	(141,738)	(51,029)
Property and equipment, net	64,269	37,729

Property and equipment as of December 31, 2019 and 2018 consisted of the following:

	2019	2018
Property and equipment, at cost	$88,758	$76,205
Accumulated depreciation	(51,029)	(41,692)
Property and equipment, net	$37,729	$34,513

Canfield [Member]
Schedule of Property and equipment

Property and equipment are recorded at cost and consist of the following:

	December 31,
	2019	2018
Office equipment	$2,934	$2,934
Vehicles	70,208	70,208
Wheelchair rental pool	66,191	78,392
Total property and equipment	139,333	151,534
Accumulated depreciation	(95,488)	(92,907)
Net property and equipment	$43,845	$58,627

Schedule of estimated useful lives of equipment	Depreciation is computed using the straight-line method based upon estimated useful lives as follows:
Office equipment	7 years
Vehicles	5 years
Wheelchair rental pool	13 months